Property, plant and equipment	12 Months Ended
Dec. 31, 2018
Property, plant and equipment
Property, plant and equipment

13. Property, plant and equipment

	Land & building improvements	Installation & machinery	Furniture, fixtures & vehicles	Other tangible assets	Total
	(Euro, in thousands)
Acquisition value
On January 1 , 2016	€4,049	26,588	2,695	1,174	34,506
Additions	296	3,325	210	627	4,458
Sales and disposals		(1,315)	(105)		(1,420)
Reclassifications	67	1,064	167	(1,299)	(1)
Translation differences		70	6	4	81
On December 31, 2016	4,412	29,733	2,973	505	37,624
Additions	324	3,178	246	1,564	5,312
Sales and disposals		(844)	(17)		(861)
Reclassifications		881		(881)	—
Translation differences		112	7	1	120
On December 31, 2017	4,736	33,060	3,209	1,189	42,195
Additions	275	4,674	1,039	4,404	10,392
Sales and disposals		(486)	(826)		(1,311)
Reclassifications		753	13	(766)	—
Translation differences		29	16		46
On December 31, 2018	5,011	38,031	3,452	4,827	51,321

Depreciations and impairment
On January 1 , 2016	1,753	16,718	2,130	122	20,724
Depreciation	272	2,752	243	55	3,322
Sales and disposals		(1,315)	(100)		(1,415)
Reclassifications		67	(93)	26	—
Translation differences		29	5		34
On December 31, 2016	2,025	18,252	2,184	203	22,663
Amortization	316	3,027	234	55	3,633
Sales and disposals		(838)	(17)		(855)
Translation differences	1	53	7		61
On December 31, 2017	2,342	20,495	2,407	258	25,502
Amortization	344	3,377	236	17	3,974
Sales and disposals		(485)	(826)		(1,310)
Translation differences		16	2		18
On December 31, 2018	2,686	23,403	1,819	275	28,184

Carrying amount
On December 31, 2016	€2,387	€11,481	€789	€302	€14,961
On December 31, 2017	€2,394	€12,565	€802	€930	€16,692
On December 31, 2018	€2,325	€14,628	€1,632	€4,552	€23,137

There are no pledged items of property, plant and equipment. There are also no restrictions in use on any items of property, plant and equipment